Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) 2 (Details) - EBP 43-1804048 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 611,801,415	[1]
Investment, Identifier [Axis]: Fidelity500IndexFundMember
EBP, Investment, Number of Shares (in shares) | shares	327,766	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 77,916,501	[1],[2]
Investment, Identifier [Axis]: FidelityBrokeragelinkCommonStockMember
EBP, Investment, Number of Shares (in shares) | shares	2,515,682	[2],[3]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2],[3]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,515,682	[1],[2],[3]
Investment, Identifier [Axis]: FidelityBrokeragelinkExternalFundsMember
EBP, Investment, Number of Shares (in shares) | shares	2,275,706	[2],[3]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2],[3]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,275,706	[1],[2],[3]
Investment, Identifier [Axis]: FidelityBrokeragelinkFidelityFundsMember
EBP, Investment, Number of Shares (in shares) | shares	4,044,884	[2],[3]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2],[3]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,044,884	[1],[2],[3]
Investment, Identifier [Axis]: FidelityBrokeragelinkInterestBearingCashReservesMember
EBP, Investment, Number of Shares (in shares) | shares	1,993,908	[2],[3]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Interest-Bearing Deposits [Member]	[2],[3]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,993,908	[1],[2],[3]
Investment, Identifier [Axis]: FidelityBrokeragelinkUnitMember
EBP, Investment, Number of Shares (in shares) | shares	6,579,091	[2],[3]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2],[3]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,579,091	[1],[2],[3]
Investment, Identifier [Axis]: FidelityEmergingMarketsIndexFundMember
EBP, Investment, Number of Shares (in shares) | shares	434,027	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,937,483	[1],[2]
Investment, Identifier [Axis]: FidelityExtendedMarketsIndexFundMember
EBP, Investment, Number of Shares (in shares) | shares	61,480	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,189,155	[1],[2]
Investment, Identifier [Axis]: FidelityFreedomIndex2010FundMember
EBP, Investment, Number of Shares (in shares) | shares	12,330	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 166,583	[1],[2]
Investment, Identifier [Axis]: FidelityFreedomIndex2020FundMember
EBP, Investment, Number of Shares (in shares) | shares	10,984	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 185,186	[1],[2]
Investment, Identifier [Axis]: FidelityFreedomIndex2025FundMember
EBP, Investment, Number of Shares (in shares) | shares	34,492	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 701,228	[1],[2]
Investment, Identifier [Axis]: FidelityFreedomIndex2030FundMember
EBP, Investment, Number of Shares (in shares) | shares	152,030	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,437,408	[1],[2]
Investment, Identifier [Axis]: FidelityFreedomIndex2035FundMember
EBP, Investment, Number of Shares (in shares) | shares	170,234	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,531,633	[1],[2]
Investment, Identifier [Axis]: FidelityFreedomIndex2040FundMember
EBP, Investment, Number of Shares (in shares) | shares	111,573	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,216,653	[1],[2]
Investment, Identifier [Axis]: FidelityFreedomIndex2045FundMember
EBP, Investment, Number of Shares (in shares) | shares	139,730	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,309,272	[1],[2]
Investment, Identifier [Axis]: FidelityFreedomIndex2050FundMember
EBP, Investment, Number of Shares (in shares) | shares	212,008	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,553,177	[1],[2]
Investment, Identifier [Axis]: FidelityFreedomIndex2055FundMember
EBP, Investment, Number of Shares (in shares) | shares	83,186	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,117,072	[1],[2]
Investment, Identifier [Axis]: FidelityFreedomIndex2060FundMember
EBP, Investment, Number of Shares (in shares) | shares	51,304	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,106,618	[1],[2]
Investment, Identifier [Axis]: FidelityFreedomIndex2065FundMember
EBP, Investment, Number of Shares (in shares) | shares	72,040	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,257,819	[1],[2]
Investment, Identifier [Axis]: FidelityFreedomIndex2070FundMember
EBP, Investment, Number of Shares (in shares) | shares	5,511	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 68,009	[1],[2]
Investment, Identifier [Axis]: FidelityFreedomIndexRetirementFundMember
EBP, Investment, Number of Shares (in shares) | shares	484	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,978	[1],[2]
Investment, Identifier [Axis]: FidelityInflationProtectedBondIndexFundMember
EBP, Investment, Number of Shares (in shares) | shares	218,844	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,995,859	[1],[2]
Investment, Identifier [Axis]: FidelityInternationalIndexFundMember
EBP, Investment, Number of Shares (in shares) | shares	195,482	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,885,321	[1],[2]
Investment, Identifier [Axis]: FidelityUSBondIndexFundMember
EBP, Investment, Number of Shares (in shares) | shares	637,082	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,727,581	[1],[2]
Investment, Identifier [Axis]: JanusHendersonAbsoluteReturnIncomeOpportunitiesFundMember
EBP, Investment, Number of Shares (in shares) | shares	40,818	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 371,448	[1],[2]
Investment, Identifier [Axis]: JanusHendersonAdaptiveGlobalAllocationFundMember
EBP, Investment, Number of Shares (in shares) | shares	660,080	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,980,363	[1],[2]
Investment, Identifier [Axis]: JanusHendersonBalancedFundMember
EBP, Investment, Number of Shares (in shares) | shares	455,674	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 21,986,275	[1],[2]
Investment, Identifier [Axis]: JanusHendersonContrarianFundMember
EBP, Investment, Number of Shares (in shares) | shares	688,070	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 18,405,873	[1],[2]
Investment, Identifier [Axis]: JanusHendersonDevelopedWorldBondFundMember
EBP, Investment, Number of Shares (in shares) | shares	85,275	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 671,116	[1],[2]
Investment, Identifier [Axis]: JanusHendersonEnterpriseFundMember
EBP, Investment, Number of Shares (in shares) | shares	123,035	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 17,753,939	[1],[2]
Investment, Identifier [Axis]: JanusHendersonEuropeanFocusFundMember
EBP, Investment, Number of Shares (in shares) | shares	23,478	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,424,154	[1],[2]
Investment, Identifier [Axis]: JanusHendersonFlexibleBondFundMember
EBP, Investment, Number of Shares (in shares) | shares	721,020	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,784,802	[1],[2]
Investment, Identifier [Axis]: JanusHendersonFortyFundMember
EBP, Investment, Number of Shares (in shares) | shares	627,399	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 38,221,121	[1],[2]
Investment, Identifier [Axis]: JanusHendersonGlobalAllocationFundConservativeMember
EBP, Investment, Number of Shares (in shares) | shares	40,101	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 513,291	[1],[2]
Investment, Identifier [Axis]: JanusHendersonGlobalAllocationFundGrowthMember
EBP, Investment, Number of Shares (in shares) | shares	52,525	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 755,828	[1],[2]
Investment, Identifier [Axis]: JanusHendersonGlobalAllocationFundModerateMember
EBP, Investment, Number of Shares (in shares) | shares	22,678	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 303,664	[1],[2]
Investment, Identifier [Axis]: JanusHendersonGlobalEquityIncomeFundMember
EBP, Investment, Number of Shares (in shares) | shares	520,682	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,811,390	[1],[2]
Investment, Identifier [Axis]: JanusHendersonGlobalLifeScienceFundMember
EBP, Investment, Number of Shares (in shares) | shares	258,897	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,926,627	[1],[2]
Investment, Identifier [Axis]: JanusHendersonGlobalRealEstateFundMember
EBP, Investment, Number of Shares (in shares) | shares	155,005	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,878,657	[1],[2]
Investment, Identifier [Axis]: JanusHendersonGlobalResearchFundMember
EBP, Investment, Number of Shares (in shares) | shares	141,475	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 17,149,601	[1],[2]
Investment, Identifier [Axis]: JanusHendersonGlobalSelectFundMember
EBP, Investment, Number of Shares (in shares) | shares	331,729	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,425,596	[1],[2]
Investment, Identifier [Axis]: JanusHendersonGlobalSustainableEquityFundMember
EBP, Investment, Number of Shares (in shares) | shares	92,142	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,629,076	[1],[2]
Investment, Identifier [Axis]: JanusHendersonGlobalTechnologyAndInnovationFundMember
EBP, Investment, Number of Shares (in shares) | shares	396,509	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 27,398,782	[1],[2]
Investment, Identifier [Axis]: JanusHendersonGovernmentMoneyMarketFundMember
EBP, Investment, Number of Shares (in shares) | shares	3,242,900	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,242,900	[1],[2]
Investment, Identifier [Axis]: JanusHendersonGroupPLCCommonStockMember
EBP, Investment, Number of Shares (in shares) | shares	439,352	[2],[4]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]	[2],[4]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,901,785	[1],[2],[4]
Investment, Identifier [Axis]: JanusHendersonGrowthAndIncomeFundMember
EBP, Investment, Number of Shares (in shares) | shares	199,209	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 14,352,984	[1],[2]
Investment, Identifier [Axis]: JanusHendersonHighYieldFundMember
EBP, Investment, Number of Shares (in shares) | shares	428,197	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,207,194	[1],[2]
Investment, Identifier [Axis]: JanusHendersonInternationalDividendFundMember
EBP, Investment, Number of Shares (in shares) | shares	115,312	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,100,990	[1],[2]
Investment, Identifier [Axis]: JanusHendersonMidCapValueFundMember
EBP, Investment, Number of Shares (in shares) | shares	440,405	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,544,418	[1],[2]
Investment, Identifier [Axis]: JanusHendersonMultiSectorIncomeFundMember
EBP, Investment, Number of Shares (in shares) | shares	1,002,575	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,812,635	[1],[2]
Investment, Identifier [Axis]: JanusHendersonOverseasFundMember
EBP, Investment, Number of Shares (in shares) | shares	289,421	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,528,831	[1],[2]
Investment, Identifier [Axis]: JanusHendersonResearchFundMember
EBP, Investment, Number of Shares (in shares) | shares	508,135	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 45,676,228	[1],[2]
Investment, Identifier [Axis]: JanusHendersonShortDurationFlexibleBondFundMember
EBP, Investment, Number of Shares (in shares) | shares	801,523	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,316,401	[1],[2]
Investment, Identifier [Axis]: JanusHendersonSmallCapValueFundMember
EBP, Investment, Number of Shares (in shares) | shares	270,050	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,319,166	[1],[2]
Investment, Identifier [Axis]: JanusHendersonSmallMidCapValueFundMember
EBP, Investment, Number of Shares (in shares) | shares	196,398	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,942,046	[1],[2]
Investment, Identifier [Axis]: JanusHendersonTritonFundMember
EBP, Investment, Number of Shares (in shares) | shares	376,663	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 10,275,366	[1],[2]
Investment, Identifier [Axis]: JanusHendersonUSDividendIncomeFundMember
EBP, Investment, Number of Shares (in shares) | shares	385,418	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,060,540	[1],[2]
Investment, Identifier [Axis]: JanusHendersonVentureFundMember
EBP, Investment, Number of Shares (in shares) | shares	98,526	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,750,130	[1],[2]
Investment, Identifier [Axis]: ParticipantLoansMember
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 1,622,180	[1],[2],[5],[6]
Investment, Identifier [Axis]: VanguardBalancedIndexFundMember
EBP, Investment, Number of Shares (in shares) | shares	1,709,130
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 88,550,005	[1]
Investment, Identifier [Axis]: VanguardShortTermCorporateBondIndexFundMember
EBP, Investment, Number of Shares (in shares) | shares	89,266
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,937,966	[1]
Investment, Identifier [Axis]: VanguardTreasuryMoneyMarketFundMember
EBP, Investment, Number of Shares (in shares) | shares	14,172,420
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 14,172,420	[1]

[1]	Cost information is not required for participant directed investments and is therefore not included.
[2]	Indicates a party-in-interest (Note 5).
[3]	Fidelity Brokeragelink common stock, mutual funds and interest-bearing cash are participant-directed brokerage accounts.
[4]	(4) The cost basis of the Janus Henderson Group plc common stock is $12,065,158.
[5]	(5) With various maturity dates and interest rates ranging from 2026 to 2038 and 4.25% to 9.50%, respectively.
[6]	(6) The cost on notes receivable from participants is $0.